STOCKHOLDERS’ DEFICIT (Details Narrative)	12 Months Ended
	Dec. 31, 2022 Integer $ / shares shares	Sep. 25, 2022 $ / shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Preferred shares, shares authorized	2,000,000		2,000,000
Preferred stock, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Ratio to be applied to the stock in the conversion	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000		100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Integer	1
Common stock subject to redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)	387,551		27,600,000
Common shares, shares outstanding (in shares)	387,551		27,600,000
Common Class B [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000		20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Integer	1
Common shares, shares issued (in shares)	6,900,000		6,900,000
Common shares, shares outstanding (in shares)	6,900,000		6,900,000